Shareholders' Equity - Summary of Noncontrolling Interests (Parenthetical) (Detail) - RP Holdings	Mar. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest (percentage)	65.00%	64.00%
Continuing Investors Partnerships
Noncontrolling Interest [Line Items]
Noncontrolling interest (percentage)	35.00%	36.00%